Goodwill and intangible assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Number of operating segments | segment	2
Income Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	80.00%
Discount rate	11.00%
Income Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Discount rate	10.00%
Venture Capital Method | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	20.00%
Market Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	3.7
Market Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Market Approach | Premium | Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	4.9
Market Approach | Premium | Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	4.1
Research and development
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Amortization expense | €	€ 30	€ 35	€ 40